Note 7 - Other Liabilities (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Accounts payable and other	$6,155	$6,893	$5,359
Current income tax liability	1,975	2,949	1,052
Deferred income tax liability	855	898	898
Lease obligations	4,944	5,113	5,598
Cash collateral and amounts held in escrow	5,252	7,887	3,379
Cash reserves on loan and lease receivables	114,485	110,764	99,597

	$133,666	$134,504	$115,883